Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

9.FAIR VALUE MEASUREMENTS

On January 1, 2008, we adopted FASB ASC Topic 820 Fair Value Measurements and Disclosures which defines fair value as the price that participants would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability, or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

We value investment securities classified as available for sale at fair value.

The fair value hierarchy established in FASB ASC Topic 820 defines three input levels for fair value measurement.  Level 1 is based on quoted market prices in active markets for identical assets.  Level 2 is based on significant observable inputs other than those in Level 1.  Level 3 is based on significant unobservable inputs.

We value investment securities classified as available for sale and Sallie Mae (SLMA) equity securities (included in equity securities) at fair value on a recurring basis.  We value treasury securities and SLMA equity securities under Level 1, and collateralized mortgage obligations, agency securities, government sponsored entity securities, and some agency securities under Level 2.  At June 30, 2012 and December 31, 2011, we established values for available for sale investment securities as follows (000’s);

	June 30, 2012	December 31, 2011
Investment securities available for sale:
Level 1 inputs	$1,254	$24,450
Level 2 inputs	167,249	137,335
Level 3 inputs	-	-
Investment securities available for sale	$168,503	$161,785

SLMA stock:
Level 1 inputs	$247	$262
SLMA stock	$247	$262

Our valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes our methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value.  Furthermore, we have not comprehensively revalued the fair value amounts since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the above presented amounts.

We also measure certain non-financial assets such as other real estate owned and repossessed or foreclosed property at fair value on a non-recurring basis. Generally, we estimate the fair value of these items using Level 2 inputs based on observable market data or Level 3 inputs based on discounting criteria.  As of June 30, 2012 and December 31, 2011, we estimated the fair value of foreclosed assets using Level 2 inputs to be $3,490,730 and $4,004,609, respectively.  We determined these Level 2 inputs based on appraisal evaluations, offers to purchase and/or appraisals that we obtained from an outside third party during the preceding twelve months.  As a result of the acquisition of Maryland Bankcorp, we have segmented the other real estate owned into two components, real estate obtained as a result of loans originated by Old Line Bank (legacy) and other real estate acquired from MB&T or obtained as a result of loans originated by MB&T (acquired).

The following outlines the transactions in other real estate owned:

Other Real Estate Owned

Six months ended June 30, 2012	Legacy	Acquired	Total
Beginning balance	$1,871,832	$2,132,777	$4,004,609
Transferred in	-	191,921	191,921
Investment in improvements	-	15,525	15,525
Write down in value	(220,000)	(61,000)	(281,000)
Sales/deposits on sales	(604)	(439,721)	(440,325)
Total end of period	$1,651,228	$1,839,502	$3,490,730

We use the following methodologies for estimating fair values of financial instruments that we do not measure on a recurring basis.  The estimated fair values of financial instruments equal the carrying value of the instruments except as noted.

Investment Securities-We base the fair values of investment securities upon quoted market prices or dealer quotes.

Loans-We estimate the fair value of loans by discounting future cash flows using current rates for which we would make similar loans to borrowers with similar credit histories.  We then adjust this calculated amount for any credit impairment.

Interest bearing deposits-The fair value of demand deposits and savings accounts is the amount payable on demand.  We estimate the fair value of fixed maturity certificates of deposit using the rates currently offered for deposits of similar remaining maturities.

Long and short term borrowings-The fair value of long and short term fixed rate borrowings is estimated by discounting the value of contractual cash flows using rates currently offered for advances with similar terms and remaining maturities.

Loan Commitments, Standby and Commercial Letters of Credit-Lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates.  Therefore, the fair value of these items is insignificant and we have not included these in the following table.

	June 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Level 1 inputs:
Investment securities	$1,253,750	$1,253,750	$24,450,070	$24,450,070
Level 2 inputs:
Investment securities	167,249,033	167,249,033	137,334,765	137,334,765
Level 3 inputs:
Loans, net	573,146,131	580,096,070	539,297,666	547,218,763

Financial liabilities
Level 3 inputs:
Interest bearing deposits	$532,956,475	$533,868,583	$520,629,456	$522,248,781
Short term borrowings	41,955,385	42,092,854	38,672,657	38,967,244
Long term borrowings	6,239,129	6,460,903	6,284,479	6,452,391

Under ASC Topic 825, entities may choose to measure eligible financial instruments at fair value at specified election dates.  The fair value measurement option (i) may be applied instrument by instrument, with certain exceptions (ii) is generally irrevocable and (iii) is applied only to entire instruments and not to portions of instruments.  We must report in earnings unrealized gains and losses on items for which we have elected the fair value measurement option at each subsequent reporting date.  We measure certain financial assets and financial liabilities at fair value on a non-recurring basis.  These assets and liabilities are subject to fair value adjustments in certain circumstances such as when there is evidence of impairment.  We did not have any financial assets or liabilities measured at fair value on a non-recurring basis during the six months ended June 30, 2012 or year ended December 31, 2011.

18.Fair Value Measures

FASB ASC Topic 820 Fair Value Measurements and Disclosures defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability, or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.  The Bank values investment securities classified as available for sale at fair value.  The fair value hierarchy established in FASB ASC Topic 820 defines three input levels for fair value measurement.  Level 1 is based on quoted market prices in active markets for identical assets.  Level 2 is based on significant observable inputs other than those in Level 1.  Level 3 is based on significant unobservable inputs.

We value investment securities classified as available for sale at fair value on a recurring basis.  We value treasury securities, municipalities, government sponsored entity securities, and some agency securities under Level 1, and collateralized mortgage obligations and some agency securities under Level 2.  At December 31, 2011, we established values for available for sale investment securities as follows (000’s);

December 31,	2011	2010	2009
Level 1 inputs	$ 24,450	$ 2,111	$ 4,708
Level 2 inputs	137,335	30,939	23,305
Level 3 inputs	-	-	-
Investment securities available for sale	$ 161,785	$ 33,050	$ 28,013

Our valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes our methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value.  Furthermore, we have not comprehensively revalued the fair value amounts since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the above presented amounts.

We value other real estate owned at fair value on a non-recurring basis.  We measure other real estate owned at fair value less cost to sell.  As of December 31, 2011, the fair value of foreclosed assets was estimated to be $4,004,609.  We determined fair value based on offers to purchase and/or appraisals.  We based the cost to sell real estate on standard market factors.  We categorize foreclosed real estate as Level 3.    As a result of the acquisition of Maryland Bankcorp, we have segmented the other real estate owned into two components, real estate obtained as a result of loans originated by the Bank (legacy) and other real estate owned acquired from MB&T or obtained as a result of loans originated by MB&T (acquired).

18.Fair Value Measures (Continued)

The following outlines the transactions in other real estate owned for the year ended December 31, 2011.

Other Real Estate Owned
	Legacy	Acquired	Total
Beginning balance	$ 1,153,039	$ -	$ 1,153,039
Beginning acquired	-	1,834,451	1,834,451
Transferred in	825,290	289,000	1,114,290
Investment in improvements	-	88,965	88,965
Write down in value	(100,000)	-	(100,000)
Sales	(6,497)	(79,639)	(86,136)
Total end of period	$ 1,871,832	$ 2,132,777	$ 4,004,609

            We use the following methodologies for estimating fair values of financial instruments that we do not measure on a recurring or non-recurring basis.  The estimated fair values of financial instruments equal the carrying value of the instruments except as noted.

Time deposits-The fair value of time deposits in other banks is an estimate determined by discounting future cash flows using current rates offered for deposits of similar remaining maturities.

Investment securities-The fair values of investment securities are based upon quoted market prices or dealer quotes.

Loans-The fair value of fixed rate loans is an estimate determined by discounting future cash flows using current rates for which the Bank would make similar loans to borrowers with similar credit histories. The book value of variable rate loans equals the fair value.

Interest bearing deposits-The fair value of demand deposits and savings accounts is the amount payable on demand.  The fair value of fixed maturity certificates of deposit is an estimate using the rates currently offered for deposits of similar remaining maturities.

Long and short term borrowings-The fair value of long and short term fixed rate borrowings is estimated by discounting the value of contractual cash flows using rates currently offered for advances with similar terms and remaining maturities.

Loan commitments, Standby and Commercial letters of credit-Lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates.  Therefore, the fair value of these items is insignificant and is not included in the following table.

18.Fair Value Measures (Continued)

	Carrying amount	Fair value
December 31, 2011
Financial assets
Time deposits	$ -	$ -
Investment securities	161,784,835	161,784,835
Loans	539,297,666	547,218,763

Financial liabilities
Interest bearing deposits	520,629,456	522,248,781
Short term borrowings	38,672,657	38,967,244
Long term borrowings	6,284,479	6,452,391
December 31, 2010
Financial assets
Time deposits	$ 297,000	$ 297,482
Investment securities	54,786,264	55,015,376
Loans	299,606,430	301,862,245

Financial liabilities
Interest bearing deposits	$ 273,032,442	$ 274,003,958
Short term borrowings	5,669,332	5,669,332
Long term borrowings	16,371,947	10,618,094
December 31, 2009
Financial assets
Time deposits	$ 15,031,102	$ 15,491,899
Investment securities	33,819,455	34,089,713
Loans	265,008,669	269,907,318

Financial liabilities
Interest bearing deposits	$ 245,464,373	$ 247,456,675
Short term borrowings	16,149,939	16,297,360
Long term borrowings	16,454,067	17,261,757